UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             ---------------

                    Date of reporting period: June 30, 2012
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 96.6%
             BELGIUM -- 4.3%
     16,297  Belgacom S.A. (b)               $      463,442
                                             --------------
             BERMUDA -- 4.2%
     68,353  Catlin Group Ltd. (b)                  456,147
                                             --------------
             FINLAND -- 1.8%
     21,642  Sanoma Oyj (b)                         190,859
                                             --------------
             FRANCE -- 11.8%
     10,138  Bouygues S.A. (b)                      272,040
     40,199  France Telecom S.A. (b)                528,553
      9,675  SCOR SE (b)                            234,547
      1,283  Unibail-Rodamco SE REIT (b)            236,342
                                             --------------
                                                  1,271,482
                                             --------------
             GERMANY -- 8.9%
     35,348  Deutsche Telekom AG (b)                387,395
     13,193  E. ON AG (b)                           285,090
      2,017  Muenchener Rueckversicherungs-
                Gesellschaft AG (b)                 284,608
                                             --------------
                                                    957,093
                                             --------------
             ITALY -- 2.9%
     70,680  Snam Rete Gas S.p.A (b)                316,656
                                             --------------
             NETHERLANDS -- 7.3%
     57,997  Koninklijke (Royal) KPN N.V. (b)       554,568
     14,656  Wolters Kluwer N.V. (b)                233,026
                                             --------------
                                                    787,594
                                             --------------
             SPAIN -- 4.0%
     64,692  Banco Santander S.A. (b)               427,955
                                             --------------
             SWEDEN -- 2.1%
     24,352  Ratos AB (b)                           231,232
                                             --------------
             SWITZERLAND -- 9.1%
      3,655  Baloise Holding AG (b)                 241,470
        714  Swisscom AG (b)                        287,657
      1,985  Zurich Insurance Group AG (b)          448,856
                                             --------------
                                                    977,983
                                             --------------
             UNITED KINGDOM -- 40.2%
      9,457  AstraZeneca PLC (b)                    422,610
     82,165  BAE Systems PLC (b)                    372,505
     79,217  Carillion PLC (b)                      343,168
     45,199  Drax Group PLC (b)                     397,617
     15,141  GlaxoSmithKline PLC (b)                343,912
    221,601  Man Group PLC (b)                      265,160
     23,012  Provident Financial PLC (b)            438,147
    332,486  RSA Insurance Group PLC (b)            564,423
     19,848  SSE PLC (b)                            432,993
     35,074  United Utilities Group PLC (b)         371,545


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             UNITED KINGDOM (CONTINUED)
    135,369  Vodafone Group PLC (b)          $      380,488
                                             --------------
                                                  4,332,568
                                             --------------

             TOTAL COMMON STOCKS -- 96.6%        10,413,011
             (Cost $11,950,930)              --------------

             PREFERRED STOCK -- 2.5%
             GERMANY -- 2.5%
      7,210  RWE AG (b)                             267,728
             (Cost $418,609)                 --------------


             MONEY MARKET FUND -- 3.0%
    318,649  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (c)                             318,649
              (Cost $318,649)                --------------

             TOTAL INVESTMENTS -- 102.1%         10,999,388
             (Cost $12,688,188) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- (2.1)%                (221,983)
                                             --------------
             NET ASSETS -- 100.0%            $   10,777,405
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.
(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(c)   Interest rate shown reflects yield as of June 30, 2012.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $326,039 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,014,839.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

JUNE 30, 2012 (UNAUDITED)

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      TOTAL
                     VALUE AT
INVESTMENTS          06/30/12    LEVEL 1    LEVEL 2    LEVEL 3
---------------------------------------------------------------
Common Stocks*     $10,413,011  $     --  $10,413,011  $    --
Preferred Stocks*      267,728        --      267,728       --
Money Market Fund      318,649   318,649           --       --
                   --------------------------------------------
TOTAL INVESTMENTS  $10,999,388  $318,649  $10,680,739  $    --
                   ============================================


* See Portfolio of Investments for country breakout.


                                            % OF
INDUSTRY                                 NET ASSETS
---------------------------------------------------
Insurance                                  20.7%
Diversified Telecommunication
     Services                              20.6
Pharmaceuticals                             7.1
Electric Utilities                          6.7
Construction & Engineering                  5.7
Capital Markets                             4.6
Consumer Finance                            4.1
Commercial Banks                            4.0
Media                                       3.9
Independent Power Producers &
     Energy Traders                         3.7
Aerospace & Defense                         3.5
Wireless Telecommunication
     Services                               3.5
Water Utilities                             3.4
Money Market Fund                           3.0
Gas Utilities                               2.9
Multi-Utilities                             2.5
Real Estate Investment Trusts               2.2
---------------------------------------------------
TOTAL INVESTMENTS                         102.1
NET OTHER ASSETS AND LIABILITIES           (2.1)
                                          ------
TOTAL                                     100.0%
                                          ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 8.2%
     50,158  BWP Trust (b)                   $       96,113
    128,031  Centro Retail Australia (b)            259,856
    201,996  CFS Retail Property Trust (b)          403,164
     28,855  Charter Hall Retail REIT (b)            98,228
    227,377  Commonwealth Property Office
                Fund (b)                            237,017
    462,094  Dexus Property Group (b)               442,180
     86,734  FKP Property Group (b)                  34,015
    147,056  Goodman Group (b)                      556,819
    173,106  GPT Group (b)                          585,541
    196,196  GPT Group, In Specie (b) (c) (d)             0
     58,637  Investa Office Fund (b)                163,638
    326,188  Mirvac Group (b)                       428,605
    212,947  Stockland (b)                          675,873
    220,377  Westfield Group (b)                  2,157,796
    291,652  Westfield Retail Trust (b)             855,471
                                             --------------
                                                  6,994,316
                                             --------------
             AUSTRIA -- 0.2%
      8,389  CA Immobilien Anlagen AG (b)            84,010
      8,150  Conwert Immobilien Invest SE (b)        89,654
                                             --------------
                                                    173,664
                                             --------------
             BELGIUM -- 0.4%
      1,736  Befimmo S.C.A (b)                       98,635
      1,476  Cofinimmo (b)                          164,497
        663  Intervest Offices & Warehouses
                (b)                                  16,268
        153  Leasinvest Real Estate S.C.A (b)        12,550
        977  Warehouses De Pauw S.C.A (b)            52,105
        241  Wereldhave Belgium S.C.A (b)            23,058
                                             --------------
                                                    367,113
                                             --------------
             BERMUDA -- 1.5%
    166,922  Hongkong Land Holdings Ltd. (b)        962,934
     68,133  Kerry Properties Ltd. (b)              293,188
                                             --------------
                                                  1,256,122
                                             --------------
             CANADA -- 5.7%
      5,328  Allied Properties Real Estate
                Investment Trust                    151,765
     10,377  Artis Real Estate Investment
                Trust                               167,157
      4,568  Boardwalk Real Estate Investment
                Trust                               262,971
     35,852  Brookfield Office Properties,
                Inc.                                627,524
     10,204  Calloway Real Estate Investment
                Trust                               280,633
      8,892  Canadian Apartment Properties
                Real Estate Investment Trust        207,693
      6,466  Canadian Real Estate Investment
                Trust                               258,233
     16,253  Chartwell Seniors Housing Real
                Estate Investment Trust             154,851


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             CANADA (CONTINUED)
     10,564  Cominar Real Estate Investment
                Trust                        $      249,029
      4,378  Crombie Real Estate Investment
                Trust                                63,212
      9,203  Dundee Real Estate Investment
                Trust                               345,214
      8,033  Extendicare Real Estate
                Investment Trust                     57,441
      6,868  First Capital Realty, Inc.             123,787
      4,478  Granite Real Estate, Inc.              152,844
     17,262  H&R Real Estate Investment Trust       415,400
      8,914  InnVest Real Estate Investment
                Trust                                41,151
      4,707  Killam Properties, Inc.                 60,704
      4,133  Morguard Real Estate Investment
                Trust                                69,012
      3,004  Northern Property Real Estate
                Investment Trust                     97,163
      3,344  NorthWest Healthcare Properties
                Real Estate Investment Trust         43,028
      8,380  Primaris Retail Real Estate
                Investment Trust                    193,923
     27,214  RioCan Real Estate Investment
                Trust                               740,426
      5,508  Transglobe Apartment Real Estate
                Investment Trust                     77,094
                                             --------------
                                                  4,840,255
                                             --------------
             CAYMAN ISLANDS -- 1.0%
    133,657  Agile Property Holdings Ltd. (b)       174,172
    348,000  Country Garden Holdings Co.,
                Ltd. (b) (c)                        138,186
    247,003  New World China Land Ltd. (b)          101,342
    132,219  Shimao Property Holdings Ltd. (b)      204,934
    278,055  Shui On Land Ltd. (b)                  113,949
    198,379  Soho China Ltd. (b)                    152,272
                                             --------------
                                                    884,855
                                             --------------
             FINLAND -- 0.2%
     19,896  Citycon Oyj (b)                         56,303
     27,032  Sponda Oyj (b)                         101,220
      7,257  Technopolis PLC (b)                     29,827
                                             --------------
                                                    187,350
                                             --------------
             FRANCE -- 3.2%
        430  Affine (b)                               5,858
      1,063  ANF Immobilier (b)                      44,828
      2,623  Fonciere des Regions (b)               188,590
      1,748  Gecina S.A. (b)                        155,829
      2,073  ICADE (b)                              156,782
      9,056  Klepierre (b)                          297,616
      4,390  Mercialys (b)                           81,692
        548  Societe de la Tour Eiffel (b)           27,403


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             FRANCE (CONTINUED)
      1,241  Societe Immobiliere de Location
                pour l'Industrie et le
                Commerce (b)                 $      117,567
      8,718  Unibail-Rodamco SE (b)               1,605,947
                                             --------------
                                                  2,682,112
                                             --------------
             GERMANY -- 1.0%
      7,531  Alstria Office REIT-AG (b)              79,745
      2,119  Colonia Real Estate AG (b) (c)           7,327
      4,931  Deutsche Euroshop AG (b)               174,842
     13,956  Deutsche Wohnen AG (b)                 234,674
      3,275  DIC Asset AG (b)                        28,259
      4,826  GSW Immobilien AG (b)                  164,991
      3,256  Hamborner REIT AG (b)                   28,604
     14,890  IVG Immobilien AG (b) (c)               29,665
      2,489  Patrizia Immobilien AG (b) (c)          13,912
      3,720  Prime Office REIT-AG (b)                15,303
      9,208  TAG Immobilien AG (b)                   86,644
                                             --------------
                                                    863,966
                                             --------------
             GREECE -- 0.0%
      1,747  Eurobank Properties Real Estate
                Investment Co.                        8,401
                                             --------------

             GUERNSEY -- 0.2%
     50,727  F&C Commerical Property Trust
                Ltd. (b)                             82,847
     10,551  IRP Property Investments Ltd. (b)       10,926
     32,886  Picton Property Income Ltd. (b)         20,637
     33,988  Schroder Real Estate Investment
                Trust Ltd.                           17,300
     13,048  Standard Life Investment
                Property Income Trust PLC            12,925
     45,736  UK Commercial Property Trust (b)        50,639
                                             --------------
                                                    195,274
                                             --------------
             HONG KONG -- 7.9%
    235,565  Champion Real Estate Investment
                Trust (b)                            98,083
    213,277  Hang Lung Properties Ltd. (b)          729,539
    111,830  Henderson Land Development Co.,
                Ltd. (b)                            621,711
     75,155  Hysan Development Co., Ltd. (b)        286,476
    214,722  Link (The) REIT (b)                    880,116
    436,876  New World Development Co., Ltd.
                (b)                                 514,795
    281,163  Sino Land Co., Ltd. (b)                426,937
    187,082  Sun Hung Kai Properties Ltd. (b)     2,224,208
     61,414  Swire Properties Ltd. (b)              184,948
    144,311  Wharf (The) Holdings Ltd. (b)          802,508
                                             --------------
                                                  6,769,321
                                             --------------
             ISRAEL -- 0.1%
      3,474  Azrieli Group (b)                       77,057
                                             --------------


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             ITALY -- 0.1%
     91,471  Beni Stabili S.p.A (b)          $       39,646
     12,533  Immobiliare Grande Distribuzione
                (b)                                  10,268
                                             --------------
                                                     49,914
                                             --------------
             JAPAN -- 9.4%
         19  Activia Properties, Inc. (c)           108,982
         79  Advance Residence Investment
                Corp. (b)                           153,575
      8,716  AEON Mall Co., Ltd. (b)                185,725
         67  Japan Prime Realty Investment
                Corp. (b)                           188,589
         52  Japan Real Estate Investment
                Corp. (b)                           476,775
        179  Japan Retail Fund Investment
                Corp. (b)                           283,940
         28  Kenedix Realty Investment Corp.
                (b)                                  90,530
     98,930  Mitsubishi Estate Co., Ltd. (b)      1,774,884
     85,081  Mitsui Fudosan Co., Ltd. (b)         1,650,813
         11  MORI TRUST Sogo Reit, Inc. (b)          96,483
         13  Nippon Accommodations Fund, Inc.
                (b)                                  84,198
         58  Nippon Building Fund, Inc. (b)         560,783

      7,400  Nomura Real Estate Holdings, Inc.
                (b)                                 135,511
         30  Nomura Real Estate Office Fund,
                Inc. (b)                            169,238
        126  NTT Urban Development Corp. (b)        101,938
         20  ORIX JREIT, Inc. (b)                    89,900
         18  Premier Investment Corp. (b)            63,254
     45,744  Sumitomo Realty & Development
                Co., Ltd. (b)                     1,125,137
     31,375  Tokyo Tatemono Co., Ltd. (b) (c)       118,399
     38,297  Tokyu Land Corp. (b)                   190,097
         12  TOKYU REIT, Inc. (b)                    58,862
         14  Top REIT, Inc. (b)                      78,312
        200  United Urban Investment Corp. (b)      215,396
                                             --------------
                                                  8,001,321
                                             --------------
             LUXEMBOURG -- 0.1%
      8,465  GAGFAH S.A. (b) (c)                     81,014
                                             --------------
             NETHERLANDS -- 0.9%
      8,812  Corio N.V. (b)                         387,970
      3,894  Eurocommercial Properties N.V.
                (b)                                 134,721
      6,046  Nieuwe Steen Investments N.V. (b)       51,625
      1,767  VastNed Retail N.V. (b)                 68,981
      2,070  Wereldhave N.V. (b)                    133,006
                                             --------------
                                                    776,303
                                             --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             NEW ZEALAND -- 0.1%
     92,876  Kiwi Income Property Trust (b)  $       77,845
                                             --------------
             NORWAY -- 0.1%
     47,613  Norwegian Property ASA (b)              65,251
                                             --------------
             SINGAPORE -- 4.5%
    198,400  Ascendas Real Estate Investment
                Trust (b)                           338,460
    200,890  CapitaCommercial Trust (b)             202,051
    301,530  Capitaland Ltd. (b)                    650,145
    237,883  CapitaMall Trust (b)                   360,319
    148,000  CapitaMalls Asia Ltd. (b)              184,607
     68,000  CDL Hospitality Trusts (b)             105,176
     64,000  City Developments Ltd. (b)             570,490
    220,000  Global Logistic Properties Ltd.
                (b) (c)                             366,247
     72,521  Keppel Land Ltd. (b)                   186,623
    133,688  Mapletree Commercial Trust (b)         103,803
    116,000  Mapletree Industrial Trust (b)         111,121
    174,453  Mapletree Logistics Trust (b)          135,644
    214,197  Suntec Real Estate Investment
                Trust (b)                           229,414
     55,000  UOL Group Ltd. (b)                     215,596
     55,087  Wing Tai Holdings Ltd. (b)              58,390
     55,000  Yanlord Land Group Ltd. (b) (c)         53,909
                                             --------------
                                                  3,871,995
                                             --------------
             SWEDEN -- 1.0%
     16,425  Castellum AB (b)                       198,638
     15,794  Fabege AB (b)                          123,910
     10,828  Fastighets AB Balder, Class B
                (b) (c)                              49,202
     14,538  Hufvudstaden AB, Class A (b)           155,838
     11,928  Klovern AB (b)                          39,059
     13,035  Kungsleden AB (b)                       66,117
     11,084  Wallenstam AB, Class B (b)             107,722
      7,339  Wihlborgs Fastigheter AB (b)            98,602
                                             --------------
                                                    839,088
                                             --------------
             SWITZERLAND -- 1.3%
        761  Allreal Holding AG                     110,805
        589  Mobimo Holding AG (b)                  136,087
      4,419  PSP Swiss Property AG (b)              389,990
      5,191  Swiss Prime Site AG (b)                432,987
                                             --------------
                                                  1,069,869
                                             --------------
             UNITED KINGDOM -- 4.7%
      5,729  A & J Mucklow Group PLC (b)             33,063
     12,471  Big Yellow Group PLC (b)                56,717
     84,488  British Land Co. PLC (b)               676,536
     65,310  Capital & Counties Properties
                PLC (b)                             214,669
     61,525  Capital Shopping Centres Group
                PLC (b)                             310,815
        467  Daejan Holdings PLC (b)                 19,577


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------

             UNITED KINGDOM (CONTINUED)
      9,705  Derwent London PLC (b)          $      282,159
     11,685  Development Securities PLC (b)          25,782
     39,626  Grainger PLC (b)                        56,557
     29,858  Great Portland Estates PLC (b)         184,327
     67,568  Hammerson PLC (b)                      469,270
     61,005  Hansteen Holdings PLC (b)               68,868
     11,281  Helical Bar PLC (b)                     32,576
     74,354  Land Securities Group PLC (b)          861,460
     52,120  London & Stamford Property PLC
                (b)                                  91,254
      7,126  Primary Health Properties PLC (b)       35,728
     49,417  Quintain Estates & Development
                PLC (b) (c)                          29,364
     17,865  Safestore Holdings PLC (b)              28,490
     70,825  Segro PLC (b)                          241,299
     23,871  Shaftesbury PLC (b)                    192,708
     14,349  St. Modwen Properties PLC (b)           37,879
     15,200  Unite Group PLC (b)                     46,037
     13,698  Workspace Group PLC (b)                 49,945
                                             --------------
                                                  4,045,080
                                             --------------
             UNITED STATES -- 47.9%
      4,190  Acadia Realty Trust                     97,124
      1,092  Agree Realty Corp.                      24,166
        194  Alexander's, Inc.                       83,635
      5,897  Alexandria Real Estate Equities,
                Inc.                                428,830
      3,752  American Assets Trust, Inc.             90,986
      7,119  American Campus Communities, Inc.      320,213
     15,133  American Realty Capital Trust,
                Inc.                                165,252
     12,714  Apartment Investment &
                Management Co., Class A             343,659
      6,489  Ashford Hospitality Trust               54,702
      4,042  Associated Estates Realty Corp.         60,428
      9,079  AvalonBay Communities, Inc.          1,284,497
     14,688  BioMed Realty Trust, Inc.              274,372
     14,306  Boston Properties, Inc.              1,550,341
     13,630  Brandywine Realty Trust                168,194
      7,324  BRE Properties, Inc.                   366,346
      7,667  Camden Property Trust                  518,826
      2,968  Campus Crest Communities, Inc.          30,838
      6,333  CapLease, Inc.                          26,282
     14,167  CBL & Associates Properties, Inc.      276,823
      6,618  Cedar Realty Trust, Inc.                33,421
      3,070  Chesapeake Lodging Trust                52,865
      8,327  Colonial Properties Trust              184,360
      7,988  CommonWealth REIT                      152,731
      6,848  Corporate Office Properties Trust      160,996
      9,897  Cousins Properties, Inc.                76,702
     11,704  CubeSmart                              136,586
     23,685  DCT Industrial Trust, Inc.             149,216


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
     26,953  DDR Corp.                       $      394,592
     15,946  DiamondRock Hospitality Co.            162,649
     10,523  Digital Realty Trust, Inc.             789,962
      9,999  Douglas Emmett, Inc.                   230,977
     25,443  Duke Realty Corp.                      372,486
      6,037  DuPont Fabros Technology, Inc.         172,417
      2,698  EastGroup Properties, Inc.             143,803
      9,048  Education Realty Trust, Inc.           100,252
      4,439  Entertainment Properties Trust         182,487
      3,945  Equity Lifestyle Properties, Inc.      272,087
      5,473  Equity One, Inc.                       116,028
     28,708  Equity Residential                   1,790,231
      3,364  Essex Property Trust, Inc.             517,787
      9,844  Extra Space Storage, Inc.              301,226
      6,064  Federal Realty Investment Trust        631,202
     11,887  FelCor Lodging Trust, Inc. (c)          55,869
      8,464  First Industrial Realty Trust,
                Inc. (c)                            106,816
      4,868  First Potomac Realty Trust              57,296
     14,337  Forest City Enterprises, Inc.,
                Class A (c)                         209,320
      7,919  Franklin Street Properties Corp.        83,783
     44,800  General Growth Properties, Inc.        810,432
      2,392  Getty Realty Corp.                      45,807
     13,312  Glimcher Realty Trust                  136,049
      3,368  Government Properties Income
                Trust                                76,184
     40,059  HCP, Inc.                            1,768,605
     20,338  Health Care REIT, Inc.               1,185,705
      7,432  Healthcare Realty Trust, Inc.          177,179
     18,940  Hersha Hospitality Trust               100,003
      7,059  Highwoods Properties, Inc.             237,535
      4,609  Home Properties, Inc.                  282,808
     11,783  Hospitality Properties Trust           291,865
     68,674  Host Hotels & Resorts, Inc.          1,086,423
      8,473  Inland Real Estate Corp.                71,004
      8,229  Investors Real Estate Trust             65,009
      6,523  Kilroy Realty Corp.                    315,778
     38,754  Kimco Realty Corp.                     737,489
      6,074  Kite Realty Group Trust                 30,309
      8,177  LaSalle Hotel Properties               238,278
     14,736  Lexington Realty Trust                 124,814
     11,204  Liberty Property Trust                 412,755
      2,898  LTC Properties, Inc.                   105,139
     12,597  Macerich (The) Co.                     743,853
      8,384  Mack-Cali Realty Corp.                 243,723
     12,831  Medical Properties Trust, Inc.         123,434
      3,884  Mid-America Apartment
                Communities, Inc.                   265,044
      2,650  National Health Investors, Inc.        134,938
     10,219  National Retail Properties, Inc.       289,096
     10,104  OMEGA Healthcare Investors, Inc.       227,340
      2,094  Parkway Properties, Inc.                23,955


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             UNITED STATES (CONTINUED)
      5,013  Pebblebrook Hotel Trust         $      116,853
      5,344  Pennsylvania Real Estate
                Investment Trust                     80,053
     16,488  Piedmont Office Realty Trust,
                Inc., Class A                       283,758
      5,084  Post Properties, Inc.                  248,862
     43,831  Prologis, Inc.                       1,456,504
      1,729  PS Business Parks, Inc.                117,088
     12,187  Public Storage                       1,759,925
      4,466  Ramco-Gershenson Properties
                Trust                                56,138
     12,721  Realty Income Corp.                    531,356
      8,586  Regency Centers Corp.                  408,436
      4,807  Retail Opportunity Investments
                Corp.                                57,972
     10,153  RLJ Lodging Trust                      184,074
      2,335  Rouse Properties, Inc. (c)              31,639
      3,521  Sabra Health Care REIT, Inc.            60,244
      1,397  Saul Centers, Inc.                      59,889
     15,531  Senior Housing Properties Trust        346,652
     28,944  Simon Property Group, Inc.           4,505,423
      8,559  SL Green Realty Corp.                  686,774
      2,767  Sovran Self Storage, Inc.              138,599
     19,506  Strategic Hotels & Resorts, Inc.
                (c)                                 126,009
      2,527  Sun Communities, Inc.                  111,795
     12,952  Sunstone Hotel Investors, Inc.
                (c)                                 142,343
      8,845  Tanger Factory Outlet Centers,
                Inc.                                283,482
      5,611  Taubman Centers, Inc.                  432,945
     25,316  UDR, Inc.                              654,165
      1,209  Universal Health Realty Income
                Trust                                50,210
      1,987  Urstadt Biddle Properties, Inc.,
                Class A                              39,283
     28,097  Ventas, Inc.                         1,773,483
     17,593  Vornado Realty Trust                 1,477,460
      6,293  Washington Real Estate
                Investment Trust                    179,036
     11,538  Weingarten Realty Investors            303,911
      2,352  Winthrop Realty Trust                   28,600
                                             --------------
                                                 40,887,175
                                             --------------

             TOTAL COMMON STOCKS -- 99.7%        85,064,661
             (Cost $74,539,140)              --------------

             WARRANT -- 0.0%
             NETHERLANDS -- 0.0%
      1,632  Nieuwe Steen Investments,
                expiring 01/04/13 @ $0 (b) (c)            0
             (Cost $0)                       --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             MONEY MARKET FUND -- 0.7%
    600,961  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (e)                      $      600,961
              (Cost $600,961)                --------------

             TOTAL INVESTMENTS -- 100.4%         85,665,622
             (Cost $75,140,101) (f)
             NET OTHER ASSETS AND
              LIABILITIES -- (0.4)%                (365,191)
                                             --------------
             NET ASSETS -- 100.0%            $   85,300,431
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.
(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(c)   Non-income producing security.
(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)   Interest rate shown reflects yield as of June 30, 2012.
(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,076,783 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,551,262.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2012, the Fund transferred common stocks valued at $398,958 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2011 that are now being fair valued due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on June 29, 2012 exceeding a certain threshold.

As of June 30, 2012, the Fund transferred common stocks valued at $119,206 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2011 exceeding a certain threshold.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          TOTAL
                        VALUE AT
INVESTMENTS             06/30/12      LEVEL 1      LEVEL 2    LEVEL 3
----------------------------------------------------------------------
COMMON STOCKS:
     Australia         $ 6,994,316  $        --  $ 6,994,316  $    --
     Austria               173,664           --      173,664       --
     Belgium               367,113           --      367,113       --
     Bermuda             1,256,122           --    1,256,122       --
     Canada              4,840,255    4,840,255           --       --
     Cayman Islands        884,855           --      884,855       --
     Finland               187,350           --      187,350       --
     France              2,682,112           --    2,682,112       --
     Germany               863,966           --      863,966       --
     Greece                  8,401        8,401           --       --
     Guernsey              195,274       30,225      165,049       --
     Hong Kong           6,769,321           --    6,769,321       --
     Israel                 77,057           --       77,057       --
     Italy                  49,914           --       49,914       --
     Japan               8,001,321      108,982    7,892,339       --
     Luxembourg             81,014           --       81,014       --
     Netherlands           776,303           --      776,303       --
     New Zealand            77,845           --       77,845       --
     Norway                 65,251           --       65,251       --
     Singapore           3,871,995           --    3,871,995       --
     Sweden                839,088           --      839,088       --
     Switzerland         1,069,869      110,805      959,064       --
     United Kingdom      4,045,080           --    4,045,080       --
     United States      40,887,175   40,887,175           --       --
                       -----------------------------------------------
Total Common Stocks     85,064,661   45,985,843   39,078,818       --
Money Market Fund          600,961      600,961           --       --
                       -----------------------------------------------
Total Investments      $85,665,622  $46,586,804  $39,078,818  $    --
                       ===============================================



                                         % OF
INDUSTRY                              NET ASSETS
-------------------------------------------------
Real Estate Investment Trusts            75.6%
Real Estate Management & Development     24.0
Money Market Fund                         0.7
Capital Markets                           0.1
-------------------------------------------------
TOTAL INVESTMENTS                       100.4
NET OTHER ASSET AND LIABILITIES          (0.4)
                                        ------
TOTAL                                   100.0%
                                        ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 97.9%
             AUSTRALIA -- 16.9%
    519,936  Adelaide Brighton Ltd. (b)      $    1,705,744
     89,451  Australia & New Zealand
                Banking Group Ltd. (b)            2,037,702
    660,237  Billabong International Ltd. (b)       736,471
     36,509  Commonwealth Bank of Australia
                (b)                               1,999,403
  1,611,756  Commonwealth Property Office
                Fund (b)                          1,680,089
    977,040  David Jones Ltd. (b)                 2,612,525
    429,592  Metcash Ltd. (b)                     1,488,258
     80,210  National Australia Bank Ltd. (b)     1,953,723
     36,942  Orica Ltd. (b)                         940,978
    533,602  Stockland (b)                        1,693,600
    134,736  Suncorp Group Ltd. (b)               1,125,863
    591,686  Sydney Airport (b)                   1,763,412
    728,005  Telstra Corp. Ltd. (b)               2,758,351
    120,559  UGL Ltd. (b)                         1,543,710
     41,421  Wesfarmers Ltd. (b)                  1,275,006
    222,795  Westfield Group (b)                  2,181,472
     94,636  Westpac Banking Corp. (b)            2,066,493
                                             --------------
                                                 29,562,800
                                             --------------
             AUSTRIA -- 1.8%
     35,427  OMV AG (b)                           1,114,171
    207,559  Telekom Austria AG (b)               2,040,082
                                             --------------
                                                  3,154,253
                                             --------------
             BELGIUM -- 1.8%
     61,534  Belgacom S.A. (b)                    1,749,857
     42,985  Mobistar S.A. (b)                    1,472,148
                                             --------------
                                                  3,222,005
                                             --------------
             BERMUDA -- 4.1%
    288,375  Catlin Group Ltd. (b)                1,924,443
     43,128  Seadrill Ltd. (b)                    1,538,181
    209,804  VTech Holdings Ltd. (b)              2,506,068
    369,268  Yue Yuen Industrial Holdings
                Ltd. (b)                          1,161,002
                                             --------------
                                                  7,129,694
                                             --------------
             CANADA -- 6.5%
     69,222  Bell Aliant, Inc.                    1,735,819
     77,399  Canadian Oil Sands Ltd.              1,499,173
     39,173  Crescent Point Energy Corp.          1,462,110
     34,703  Emera, Inc.                          1,145,632
     51,517  Manitoba Telecom Services,
                Inc.                              1,677,933
     62,271  Russel Metals, Inc.                  1,535,826
     21,129  Telus Corp.                          1,268,861
     25,688  TransCanada Corp.                    1,076,620
                                             --------------
                                                 11,401,974
                                             --------------


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             CAYMAN ISLANDS -- 2.1%
  2,419,717  Shimao Property Holdings Ltd.
                (b)                          $    3,750,471
                                             --------------
             FINLAND -- 2.2%
     72,475  Fortum Oyj (b)                       1,376,334
     91,817  Konecranes Oyj (b)                   2,413,856
                                             --------------
                                                  3,790,190
                                             --------------
             FRANCE -- 6.7%
     58,743  Bouygues S.A. (b)                    1,576,291
    157,994  CNP Assurances (b)                   1,929,739
    182,759  France Telecom S.A. (b)              2,402,993
     83,468  Lagardere S.C.A. (b)                 2,329,906
     30,106  Neopost S.A. (b)                     1,606,664
    105,780  Vivendi S.A. (b)                     1,965,490
                                             --------------
                                                 11,811,083
                                             --------------
             GERMANY -- 3.7%
     15,790  BASF SE (b)                          1,097,951
    164,884  Deutsche Telekom AG (b)              1,807,040
     85,783  RWE AG (b)                           3,508,066
                                             --------------
                                                  6,413,057
                                             --------------
             HONG KONG -- 2.0%
    114,602  CLP Holdings Ltd. (b)                  973,986
    136,778  Power Assets Holdings Ltd. (b)       1,026,408
    205,726  Television Broadcasts Ltd. (b)       1,434,127
                                             --------------
                                                  3,434,521
                                             --------------
             ITALY -- 2.0%
     85,291  ENI S.p.A (b)                        1,812,024
  1,704,409  Telecom Italia S.p.A (b)             1,684,203
                                             --------------
                                                  3,496,227
                                             --------------
             JAPAN -- 1.7%
     34,900  Eisai Co., Ltd. (b)                  1,528,304
     23,200  Ono Pharmaceutical Co., Ltd. (b)     1,457,877
                                             --------------
                                                  2,986,181
                                             --------------
             JERSEY -- 1.0%
    187,308  UBM PLC (b)                          1,716,381
                                             --------------
             NETHERLANDS -- 1.9%
    207,201  Koninklijke (Royal) KPN N.V. (b)     1,981,260
     40,561  Koninklijke Boskalis
             Westminster N.V. (b)                 1,338,430
                                             --------------
                                                  3,319,690
                                             --------------
             NEW ZEALAND -- 3.4%
    383,298  Fletcher Building Ltd. (b)           1,814,247
  2,131,365  Telecom Corp. of New Zealand
                Ltd. (b)                          4,058,318
                                             --------------
                                                  5,872,565
                                             --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             PORTUGAL -- 0.8%
    608,354  EDP-Energias de Portugal S.A.
                (b)                          $    1,439,131
                                             --------------
             SINGAPORE -- 2.2%
    168,500  Keppel Corp. Ltd. (b)                1,380,439
    886,000  StarHub Ltd. (b)                     2,401,440
                                             --------------
                                                  3,781,879
                                             --------------
             SPAIN -- 3.7%
     38,488  ACS Actividades de Construccion
                y Servicios S.A. (b)                824,437
    303,959  Banco Santander S.A. (b)             2,010,770
     80,145  Gas Natural SDG S.A. (b)             1,029,038
    409,980  Mapfre S.A. (b)                        834,046
    133,029  Telefonica S.A. (b)                  1,751,124
                                             --------------
                                                  6,449,415
                                             --------------
             SWEDEN -- 5.1%
    151,271  NCC AB, Class B (b)                  2,722,077
    586,477  Peab AB (b)                          2,927,200
     52,000  Svenska Handelsbanken AB, Class
                A (b)                             1,709,541
    246,964  TeliaSonera AB (b)                   1,577,786
                                             --------------
                                                  8,936,604
                                             --------------
             SWITZERLAND -- 2.4%
      4,539  Swisscom AG (b)                      1,828,676
     10,551  Zurich Insurance Group AG (b)        2,385,834
                                             --------------
                                                  4,214,510
                                             --------------
             UNITED KINGDOM -- 10.7%
    373,706  Amlin PLC (b)                        2,074,614
     34,859  AstraZeneca PLC (b)                  1,557,763
  6,055,734  Cable & Wireless Communications
                PLC (b)                           2,821,359
    374,103  Halfords Group PLC (b)               1,342,986
  2,190,742  Hays PLC (b)                         2,530,122
    115,899  Provident Financial PLC (b)          2,206,711
  1,403,400  RSA Insurance Group PLC (b)          2,382,389
     50,237  Severn Trent PLC (b)                 1,302,292
     91,317  Tate & Lyle PLC (b)                    927,406
    154,219  United Utilities Group PLC (b)       1,633,667
                                             --------------
                                                 18,779,309
                                             --------------
             UNITED STATES -- 15.2%
     54,974  Altria Group, Inc.                   1,899,352
     33,086  American Electric Power Co.,
                Inc.                              1,320,131
     56,426  AT&T, Inc.                           2,012,151
     56,088  CenterPoint Energy, Inc.             1,159,339
     59,437  CenturyLink, Inc.                    2,347,167
     18,986  Consolidated Edison, Inc.            1,180,739
     23,798  DTE Energy Co.                       1,411,935


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             UNITED STATES (CONTINUED)
     36,534  Eli Lilly & Co.                 $    1,567,674
     30,565  FirstEnergy Corp.                    1,503,492
     28,775  Integrys Energy Group, Inc.          1,636,434
     11,717  Lorillard, Inc.                      1,546,058
     32,286  MeadWestvaco Corp.                     928,223
     31,565  Microchip Technology, Inc.           1,044,170
     78,764  Pepco Holdings, Inc.                 1,541,412
    134,451  R.R. Donnelley & Sons Co.            1,582,488
     28,733  SCANA Corp.                          1,374,587
     26,840  Southern (The) Co.                   1,242,692
     69,226  TECO Energy, Inc.                    1,250,222
                                             --------------
                                                 26,548,266
                                             --------------

             TOTAL COMMON STOCKS -- 97.9%       171,210,206
             (Cost $176,227,947)             --------------

             PREFERRED STOCK -- 1.5%
             GERMANY -- 1.5%
    120,318  ProSiebenSat.1 Media AG (b)          2,697,200
             (Cost $2,288,711)               --------------

             RIGHT -- 0.0%
             AUSTRALIA -- 0.0%
    446,841  Billabong International Ltd.,
                expiring 7/17/12 (b)                 25,154
             (Cost $408,071)                 --------------

             MONEY MARKET FUND -- 2.0%
  3,423,302  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (c)                           3,423,302
             (Cost $3,423,302)               --------------

             TOTAL INVESTMENTS -- 101.4%        177,355,862
             (Cost $182,348,031) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- (1.4)%              (2,455,252)
                                             --------------
             NET ASSETS -- 100.0%            $  174,900,610
                                             ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

JUNE 30, 2012 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation.
(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(c)   Interest rate shown reflects yield as of June 30, 2012.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,711,185 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,703,354.



----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                      VALUE AT
INVESTMENTS           06/30/12       LEVEL 1      LEVEL 2     LEVEL 3
---------------------------------------------------------------------
COMMON STOCKS:
     Australia      $ 29,562,800   $        --  $ 29,562,800  $    --
     Austria           3,154,253            --     3,154,253       --
     Belgium           3,222,005            --     3,222,005       --
     Bermuda           7,129,694            --     7,129,694       --
     Canada           11,401,974    11,401,974            --       --
     Cayman Islands    3,750,471            --     3,750,471       --
     Finland           3,790,190            --     3,790,190       --
     France           11,811,083            --    11,811,083       --
     Germany           6,413,057            --     6,413,057       --
     Hong Kong         3,434,521            --     3,434,521       --
     Italy             3,496,227            --     3,496,227       --
     Japan             2,986,181            --     2,986,181       --
     Jersey            1,716,381            --     1,716,381       --
     Netherlands       3,319,690            --     3,319,690       --
     New Zealand       5,872,565            --     5,872,565       --
     Portugal          1,439,131            --     1,439,131       --
     Singapore         3,781,879            --     3,781,879       --
     Spain             6,449,415            --     6,449,415       --
     Sweden            8,936,604            --     8,936,604       --
     Switzerland       4,214,510            --     4,214,510       --
     United Kingdom   18,779,309            --    18,779,309       --
     United States    26,548,266    26,548,266            --       --
                    -------------------------------------------------
Total Common Stocks  171,210,206    37,950,240   133,259,966       --
Preferred Stock*       2,697,200            --     2,697,200       --
Right*                    25,154            --        25,154       --
Money Market Fund      3,423,302     3,423,302            --       --
                    -------------------------------------------------
Total Investments   $177,355,862   $41,373,542  $135,982,320  $    --
                    =================================================


* See Portfolio of Investments for country breakout.


                                               % OF
INDUSTRY                                    NET ASSETS
------------------------------------------------------
Diversified Telecommunication Services        21.4%
Insurance                                      7.2
Commercial Banks                               6.7
Electric Utilities                             6.6
Multi-Utilities                                6.6
Construction & Engineering                     6.3
Media                                          4.7
Oil, Gas & Consumable Fuels                    4.0
Pharmaceuticals                                3.5
Real Estate Investment Trusts                  3.2
Wireless Telecommunication Services            2.2
Real Estate Management & Development           2.1
Construction Materials                         2.0
Money Market Fund                              2.0
Tobacco                                        2.0
Water Utilities                                1.7
Food & Staples Retailing                       1.6
Multiline Retail                               1.5
Communications Equipment                       1.4
Machinery                                      1.4
Professional Services                          1.4
Consumer Finance                               1.3
Chemicals                                      1.1
Textiles, Apparel & Luxury Goods               1.1
Transportation Infrastructure                  1.0
Commercial Services & Supplies                 0.9
Energy Equipment & Services                    0.9
Office Electronics                             0.9
Trading Companies & Distributors               0.9
Industrial Conglomerates                       0.8
Specialty Retail                               0.8
Gas Utilities                                  0.6
Semiconductors & Semiconductor Equipment       0.6
Food Products                                  0.5
Paper & Forest Products                        0.5
------------------------------------------------------
TOTAL INVESTMENTS                            101.4
NET OTHER ASSETS AND LIABILITIES              (1.4)
                                             ------
TOTAL                                        100.0%
                                             ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 98.7%
             AUSTRALIA -- 5.4%
     12,493  AGL Energy Ltd. (b)             $      189,853
  4,032,094  Infigen Energy (b) (c)                 938,705
                                             --------------
                                                  1,128,558
                                             --------------
             BERMUDA -- 4.1%
 23,720,103  China WindPower Group Ltd. (b)         853,425
                                             --------------
             BRAZIL -- 1.2%
     36,398  Centrais Eletricas Brasileiras
                S.A., ADR                           255,878
                                             --------------
             CAYMAN ISLANDS -- 0.3%
    173,367  China High Speed Transmission
                Equipment Group Co., Ltd.
                (b) (c)                              54,459
                                             --------------
             CHINA -- 7.6%
  2,145,046  China Longyuan Power Group
                Corp., Class H (b)                1,416,545
    364,745  China Suntien Green Energy
                Corp., Class H (b)                   64,187
    132,092  Harbin Electric Co., Ltd.,
                Class H (b)                         107,525
                                             --------------
                                                  1,588,257
                                             --------------
             DENMARK -- 9.2%
    402,527  Greentech Energy Systems A/S
                (c)                                 781,087
    208,292  Vestas Wind Systems A/S (b) (c)      1,154,799
                                             --------------
                                                  1,935,886
                                             --------------
             FRANCE -- 3.8%
      7,969  Alstom S.A. (b)                        252,128
    579,493  Theolia S.A. (b) (c)                   537,103
                                             --------------
                                                    789,231
                                             --------------
             GERMANY -- 12.1%
     17,013  E. ON AG (b)                           367,637
    295,831  Nordex SE (b) (c)                    1,115,431
    221,659  PNE Wind AG (b)                        454,106
      6,845  RWE AG (b)                             279,924
      3,731  Siemens AG, ADR                        313,665
                                             --------------
                                                  2,530,763
                                             --------------
             GREECE -- 0.4%
     51,686  Terna Energy S.A. (b)                   89,481
                                             --------------
             ITALY -- 1.0%
    129,647  Enel Green Power S.p.A (b)             205,446
                                             --------------

             JAPAN -- 6.4%
        628  Japan Wind Development Co.,
                Ltd. (b) (c)                      1,071,102
     17,600  Mitsui & Co., Ltd. (b)                 261,533
                                             --------------
                                                  1,332,635
                                             --------------


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             PORTUGAL -- 0.9%
     83,608  EDP-Energias de Portugal S.A.
                (b)                          $      197,784
                                             --------------
             SOUTH KOREA -- 0.3%
     19,015  Dongkuk Structure & Construction
                Co., Ltd. (b) (c)                    63,322
                                             --------------
             SPAIN -- 22.5%
      3,555  Acciona S.A. (b)                       212,514
    392,758  EDP Renovaveis S.A. (b) (c)          1,345,850
     15,571  Endesa S.A. (b)                        273,443
    446,486  Fersa Energias Renovables S.A.
                (b) (c)                             203,954
    602,367  Gamesa Corp. Tecnologica S.A.
                (b)                               1,077,804
    338,709  Iberdrola S.A. (b)                   1,599,124
                                             --------------
                                                  4,712,689
                                             --------------
             SWEDEN -- 7.4%
    187,432  Arise Windpower AB (b) (c)             733,799
    127,749  Eolus Vind AB, Class B (b)             568,646
     12,329  SKF AB, Class B (b)                    243,029
                                             --------------
                                                  1,545,474
                                             --------------
             SWITZERLAND -- 0.6%
      3,764  BKW AG (b)                             126,218
                                             --------------
             UNITED KINGDOM -- 3.1%
      8,025  BP PLC, ADR                            325,334
      4,836  Royal Dutch Shell PLC, ADR             326,091
                                             --------------
                                                    651,425
                                             --------------
             UNITED STATES -- 12.4%
     19,490  AES (The) Corp. (c)                    250,057
      6,055  Allegheny Technologies, Inc.           193,094
      4,084  Alliant Energy Corp.                   186,108
     15,560  American Superconductor Corp.
                (c)                                  73,132
     61,291  Capstone Turbine Corp. (c)              61,904
     13,207  Duke Energy Corp.                      304,553
     11,058  Federal-Mogul Corp. (c)                121,638
     15,925  General Electric Co.                   331,877
      5,436  Kaydon Corp.                           116,276
      4,568  NextEra Energy, Inc.                   314,324
     11,516  NRG Energy, Inc. (c)                   199,918
      5,504  Otter Tail Corp.                       125,877
      4,882  Trinity Industries, Inc.               121,952
      3,216  Woodward, Inc.                         126,839
      7,368  Zoltek Cos., Inc. (c)                   66,533
                                             --------------
                                                  2,594,082
                                             --------------

             TOTAL COMMON STOCKS -- 98.7%        20,655,013
             (Cost $44,951,674)


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             MONEY MARKET FUND -- 0.6%
    128,526  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (d)                      $      128,526
             (Cost $128,526)                 --------------

             TOTAL INVESTMENTS -- 99.3%          20,783,539
             (Cost $45,080,200) (e)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.7%                   142,599
                                             --------------
             NET ASSETS -- 100.0%            $   20,926,138
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.
(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(c)   Non-income producing security.
(d)   Interest rate shown reflects yield as of June 30, 2012.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $678,055 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,974,716.

ADR - American Depositary Receipt


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2012, the Fund transferred common stocks valued at $781,087 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2011 exceeding a certain threshold.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          TOTAL
                         VALUE AT
INVESTMENTS              06/30/12     LEVEL 1      LEVEL 2    LEVEL 3
----------------------------------------------------------------------
COMMON STOCKS:
     Australia          $ 1,128,558  $       --  $ 1,128,558  $     --
     Bermuda                853,425          --      853,425        --
     Brazil                 255,878     255,878           --        --
     Cayman Islands          54,459          --       54,459        --
     China                1,588,257          --    1,588,257        --
     Denmark              1,935,886     781,087    1,154,799        --
     France                 789,231          --      789,231        --
     Germany              2,530,763     313,665    2,217,098        --
     Greece                  89,481          --       89,481        --
     Italy                  205,446          --      205,446        --
     Japan                1,332,635          --    1,332,635        --
     Portugal               197,784          --      197,784        --
     South Korea             63,322          --       63,322        --
     Spain                4,712,689          --    4,712,689        --
     Sweden               1,545,474          --    1,545,474        --
     Switzerland            126,218          --      126,218        --
     United Kingdom         651,425     651,425           --        --
     United States        2,594,082   2,594,082           --        --
                        ----------------------------------------------
Total Common Stocks      20,655,013   4,596,137   16,058,876        --
Money Market Fund           128,526     128,526           --        --
                        ----------------------------------------------
Total Investments       $20,783,539  $4,724,663  $16,058,876  $     --
                        ==============================================



                                     % OF
INDUSTRY                          NET ASSETS
--------------------------------------------
Independent Power Producers &        38.3%
     Energy Traders
Electric Utilities                   23.2
Electrical Equipment                 18.6
Oil, Gas & Consumable Fuels           3.4
Industrial Conglomerates              3.1
Multi-Utilities                       3.1
Construction & Engineering            3.0
Machinery                             2.9
Trading Companies & Distributors      1.3
Metals & Mining                       0.9
Auto Components                       0.6
Money Market Fund                     0.6
Chemicals                             0.3
--------------------------------------------
TOTAL INVESTMENTS                    99.3
NET OTHER ASSETS AND LIABILITIES      0.7
                                    ------
TOTAL                               100.0%
                                    ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 3.4%
     41,825  Leighton Holdings Ltd. (b)      $      704,475
    109,914  NRW Holdings Ltd. (b)                  344,244
                                             --------------
                                                  1,048,719
                                             --------------
             CANADA -- 4.0%
     22,816  SNC-Lavalin Group, Inc.                854,732
     13,637  Stantec, Inc.                          388,442
                                             --------------
                                                  1,243,174
                                             --------------
             CAYMAN ISLANDS -- 1.2%
    394,955  China State Construction
                International Holdings Ltd.
                (b)                                 374,816
                                             --------------

             CHINA -- 4.7%
    835,968  China Communications
                Construction Co., Ltd. (b)          742,070
  1,695,708  China Railway Group Ltd. (b)           716,071
                                             --------------
                                                  1,458,141
                                             --------------
             EGYPT -- 1.7%
     12,512  Orascom Construction Industries,
                GDR                                 506,736
                                             --------------
             FINLAND -- 1.6%
     28,227  YIT Oyj (b)                            479,539
                                             --------------
             FRANCE -- 7.6%
     33,023  Bouygues S.A. (b)                      886,129
     13,032  Eiffage S.A. (b)                       421,151
     21,985  Vinci S.A. (b)                       1,027,474
                                             --------------
                                                  2,334,754
                                             --------------
             GERMANY -- 1.4%
      9,119  Hochtief AG (b) (c)                    442,037
                                             --------------
             ITALY -- 1.5%
     11,770  Astaldi S.p.A (b)                       74,846
     86,687  Impregilo S.p.A (b)                    370,929
                                             --------------
                                                    445,775
                                             --------------
             JAPAN -- 19.9%
     50,000  CHIYODA Corp. (b)                      612,617
     32,600  COMSYS Holdings Corp. (b)              383,433
     31,000  JGC Corp. (b)                          898,732
    230,000  KAJIMA Corp. (b)                       675,263
     42,000  KANDENKO Co., Ltd. (b)                 198,155
     26,000  KINDEN Corp. (b)                       170,284
     16,600  KYOWA EXEO Corp. (b)                   169,072
     10,000  Maeda Corp. (b)                         46,252
     10,000  Maeda Road Construction Co.,
                Ltd. (b)                            125,396
    157,000  OBAYASHI Corp. (b)                     689,441
      5,000  OKUMURA Corp. (b)                       18,049
    105,500  Penta-Ocean Construction Co.,
                Ltd. (b)                            292,301
    151,000  SHIMIZU Corp. (b)                      523,872


SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             JAPAN (CONTINUED)
      4,800  SHO-BOND Holdings Co., Ltd.
                 (b)                         $      139,323
    231,000  TAISEI Corp. (b)                       619,150
     21,000  TODA Corp. (b)                          65,477
     20,000  TOSHIBA Plant Systems &
                Services Corp. (b)                  237,552
     61,000  Toyo Engineering Corp. (b)             265,317
                                             --------------
                                                  6,129,686
                                             --------------
             NETHERLANDS -- 7.8%
     13,171  Arcadis N.V. (b)                       288,063
     21,761  Chicago Bridge & Iron Co. N.V.,
                ADR                                 826,048
     69,045  Koninklijke BAM Groep N.V. (b)         194,004
     16,600  Koninklijke Boskalis Westminster
                N.V. (b)                            547,766
     22,663  Royal Imtech N.V. (b)                  541,153
                                             --------------
                                                  2,397,034
                                             --------------
             NORWAY -- 2.4%
     50,458  Aker Solutions ASA (b)                 715,965
      3,820  Veidekke ASA (b)                        27,239
                                             --------------
                                                    743,204
                                             --------------
             PANAMA -- 2.4%
     66,396  McDermott International, Inc.
                 (c)                                739,651
                                             --------------
             SPAIN -- 7.3%
     41,685  ACS Actividades de Construccion
                y Servicios S.A. (b)                892,919
     23,420  Obrascon Huarte Lain S.A. (b)          484,565
    180,376  Sacyr Vallehermoso S.A. (b) (c)        333,353
     12,835  Tecnicas Reunidas S.A. (b)             536,718
                                             --------------
                                                  2,247,555
                                             --------------
             SWEDEN -- 5.1%
     22,292  NCC AB, Class B (b)                    401,138
     58,458  Peab AB (b)                            291,773
     56,704  Skanska AB (b)                         868,962
                                             --------------
                                                  1,561,873
                                             --------------
             SWITZERLAND -- 2.2%
     38,513  Foster Wheeler AG (c)                  667,430
                                             --------------
             UNITED KINGDOM -- 5.2%
     48,875  AMEC PLC (b)                           770,485
    124,997  Balfour Beatty PLC (b)                 584,467
     10,545  Galliford Try PLC (b)                  104,569
     13,046  WS Atkins PLC (b)                      140,945
                                             --------------
                                                  1,600,466
                                             --------------
             UNITED STATES -- 20.3%
     31,043  AECOM Technology Corp. (c)             510,657
     12,279  Dycom Industries, Inc. (c)             228,512
     15,516  EMCOR Group, Inc.                      431,655
     18,134  Fluor Corp.                            894,732


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
     12,601  Granite Construction, Inc.      $      329,012
     23,001  Jacobs Engineering Group, Inc.
                (c)                                 870,818
     32,007  KBR, Inc.                              790,893
     35,326  Quanta Services, Inc. (c)              850,297
     21,642  Shaw Group (The), Inc. (c)             591,043
      7,079  Tutor Perini Corp. (c)                  89,691
     19,003  URS Corp.                              662,825
                                             --------------
                                                  6,250,135
                                             --------------

             TOTAL INVESTMENTS -- 99.7%          30,670,725
              (Cost $37,031,663) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.3%                    81,706
                                             --------------
             NET ASSETS -- 100.0%            $   30,752,431
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.
(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(c)   Non-income producing security.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $982,068 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,343,006.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           TOTAL
                         VALUE AT
INVESTMENTS              06/30/12     LEVEL 1      LEVEL 2     LEVEL 3
-----------------------------------------------------------------------
COMMON STOCKS:
     Australia          $ 1,048,719  $        --  $ 1,048,719  $     --
     Canada               1,243,174    1,243,174           --        --
     Cayman Islands         374,816           --      374,816        --
     China                1,458,141           --    1,458,141        --
     Egypt                  506,736      506,736           --        --
     Finland                479,539           --      479,539        --
     France               2,334,754           --    2,334,754        --
     Germany                442,037           --      442,037        --
     Italy                  445,775           --      445,775        --
     Japan                6,129,686           --    6,129,686        --
     Netherlands          2,397,034      826,048    1,570,986        --
     Norway                 743,204           --      743,204        --
     Panama                 739,651      739,651           --        --
     Spain                2,247,555           --    2,247,555        --
     Sweden               1,561,873           --    1,561,873        --
     Switzerland            667,430      667,430           --        --
     United Kingdom       1,600,466           --    1,600,466        --
     United States        6,250,135    6,250,135           --        --
                        -----------------------------------------------
Total Common Stocks     $30,670,725  $10,233,174  $20,437,551  $     --
                        ===============================================



                                     % OF
INDUSTRY                          NET ASSETS
--------------------------------------------
Construction & Engineering           89.0%
Energy Equipment & Services           9.0
Professional Services                 1.7
--------------------------------------------
TOTAL INVESTMENTS                    99.7
NET OTHER ASSETS AND LIABILITIES      0.3
                                    ------
TOTAL                               100.0%
                                    ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             CAYMAN ISLANDS -- 0.9%
    265,005  Vasion Group Holdings Ltd. (b)  $      104,750
                                             --------------
             FRANCE -- 9.5%
      7,233  Alstom S.A. (b)                        228,842
     16,315  Schneider Electric S.A. (b)            906,850
                                             --------------
                                                  1,135,692
                                             --------------
             GERMANY -- 8.3%
     23,745  Elster Group SE, ADR (c)               482,024
      4,148  PSI AG fuer Produkte und Systeme
                der Informationstechnologie (b)      83,126
      2,779  Siemens AG (b)                         233,512
      5,911  SMA Solar Technology AG (b)            202,742
                                             --------------
                                                  1,001,404
                                             --------------
             IRELAND -- 1.8%
      3,255  Cooper Industries PLC                  221,926
                                             --------------
             ITALY -- 4.0%
     31,987  Prysmian S.p.A (b)                     477,120
                                             --------------
             JAPAN -- 4.1%
     45,000  NGK Insulators Ltd. (b)                498,309
                                             --------------
             SPAIN -- 8.2%
     22,532  Red Electrica Corp. S.A. (b)           983,422
                                             --------------
             SWITZERLAND -- 7.7%
     56,423  ABB Ltd. (b)                           921,286
                                             --------------
             UNITED KINGDOM -- 2.0%
     22,389  National Grid PLC (b)                  237,279
                                             --------------
             UNITED STATES -- 52.8%
     47,329  A123 Systems, Inc. (c) (d)              59,634
     23,561  Advanced Energy Industries,
                Inc. (c)                            316,189
     23,387  American Superconductor Corp.
                (c) (d)                             109,919
      7,353  AZZ, Inc.                              450,445
     10,476  Digi International, Inc. (c)           107,274
     19,169  Echelon Corp. (c)                       66,708
     14,482  EnerNOC, Inc. (c)                      104,850
     13,075  ESCO Technologies, Inc.                476,453
     16,324  General Cable Corp. (c)                423,445
     11,953  General Electric Co.                   249,100
      2,874  Hubbell, Inc., Class B                 224,000
     12,896  ITC Holdings Corp.                     888,663
     12,593  Itron, Inc. (c)                        519,335
     13,828  MasTec, Inc. (c)                       207,973
     11,935  MYR Group, Inc. (c)                    203,611
     12,079  Pike Electric Corp. (c)                 93,250
     71,254  Power-One, Inc. (c)                    322,068
     11,016  PowerSecure International,
                Inc. (c)                             54,860
     41,162  Quanta Services, Inc. (c)              990,769
      2,007  Valmont Industries, Inc.               242,787


SHARES       DESCRIPTION                              VALUE
-----------------------------------------------------------
             UNITED STATES (CONTINUED)
      3,929  WESCO International, Inc. (c)   $      226,114
                                             --------------
                                                  6,337,447
                                             --------------
             VIRGIN ISLANDS (US) -- 0.5%
      6,706  Jinpan International Ltd.               54,453
                                             --------------

             TOTAL COMMON STOCKS -- 99.8%        11,973,088
             (Cost $13,716,351)              --------------

             INVESTMENTS OF COLLATERAL FOR
               SECURITIES LOANED -- 1.1%
             MONEY MARKET FUND -- 0.6%
     65,214  Goldman Sachs Financial Square
               Government Fund, 0.05% (e)            65,214
             (Cost $65,214)                  --------------

PRINCIPAL
  VALUE
-----------

             REPURCHASE AGREEMENT -- 0.5%
    $64,686  JPMorgan Chase & Co., 0.03% (e),
              dated 06/29/12, due 07/02/12,
              with a maturity value of
              $64,686. Collateralized by U.S.
              Treasury Bill, interest rate of
              0.00%, due 02/07/13. The market
              value of the collateral
              including accrued interest was
              $67,366.                               64,686
              (Cost $64,686)                 --------------

             TOTAL INVESTMENTS OF COLLATERAL
                FOR SECURITIES LOANED - 1.1%        129,900
             (Cost $129,900)                 --------------

             TOTAL INVESTMENTS -- 100.9%         12,102,988
             (Cost $13,846,251) (f)
             NET OTHER ASSETS AND
             LIABILITIES -- (0.9)%                 (103,515)
                                             --------------
             NET ASSETS -- 100.0%            $   11,999,473
                                             ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

JUNE 30, 2012 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.
(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(c)   Non-income producing security.
(d) All or a portion of this security is on loan. (See Note D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate market value of such securities is $122,894 and the total market value of the collateral held by the Fund is $129,900.
(e)   Interest rate shown reflects yield as of June 30, 2012.
(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $966,735 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,709,998.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           TOTAL
                         VALUE AT
INVESTMENTS              06/30/12     LEVEL 1      LEVEL 2     LEVEL 3
-----------------------------------------------------------------------
COMMON STOCKS:
     Cayman Islands     $   104,750  $        --  $   104,750  $     --
     France               1,135,692           --    1,135,692        --
     Germany              1,001,404      482,024      519,380        --
     Ireland                221,926      221,926           --        --
     Italy                  477,120           --      477,120        --
     Japan                  498,309           --      498,309        --
     Spain                  983,422           --      983,422        --
     Switzerland            921,286           --      921,286        --
     United Kingdom         237,279           --      237,279        --
     United States        6,337,447    6,337,447           --        --
     Virgin Islands
        (US)                 54,453       54,453           --        --
                        -----------------------------------------------
Total Common Stocks      11,973,088    7,095,850    4,877,238        --
Money Market Fund            65,214       65,214           --        --
Repurchase Agreement         64,686       64,686           --        --
                        -----------------------------------------------
Total Investments       $12,102,988  $ 7,225,750  $ 4,877,238  $     --
                        ===============================================



                                         % OF
INDUSTRY                              NET ASSETS
--------------------------------------------------
Electrical Equipment                        34.4%
Electric Utilities                          15.6
Construction & Engineering                  12.5
Electronic Equipment, Instruments
     & Components                           12.5
Machinery                                   10.1
Semiconductors & Semiconductor
     Equipment                               4.3
Industrial Conglomerates                     4.0
Multi-Utilities                              2.0
Trading Companies & Distributors             1.9
Commercial Services & Supplies               0.9
Communications Equipment                     0.9
Software                                     0.7
Money Market Fund                            0.6
Repurchase Agreement                         0.5
--------------------------------------------------
TOTAL INVESTMENTS                          100.9
NET OTHER ASSETS AND LIABILITIES            (0.9)
                                           -------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 98.9%
             AUSTRALIA -- 6.1%
  1,568,496  Aditya Birla Minerals Ltd. (b)  $      767,105
    220,921  Oz Minerals Ltd. (b)                 1,802,425
                                             --------------
                                                  2,569,530
                                             --------------
             CANADA -- 35.2%
    493,839  Capstone Mining Corp. (c)            1,081,683
    190,860  Copper Mountain Mining Corp. (c)       626,139
    139,260  First Quantum Minerals Ltd.          2,462,116
    167,610  HudBay Minerals, Inc.                1,292,347
    119,455  Imperial Metals Corp. (c)            1,088,834
     44,007  Inmet Mining Corp.                   1,803,764
    178,203  Ivanhoe Mines Ltd. (c)               1,757,350
  1,322,952  Katanga Mining Ltd. (c)                857,625
    306,886  Lundin Mining Corp. (c)              1,272,035
  1,204,802  Mercator Minerals Ltd. (c)             650,861
    305,156  Northern Dynasty Minerals Ltd.
                (c)                                 714,065
    468,067  Taseko Mines Ltd. (c)                1,245,058
                                             --------------
                                                 14,851,877
                                             --------------
             CHINA -- 6.2%
  1,173,928  Jiangxi Copper Co., Ltd., Class
                H (b)                             2,613,833
                                             --------------
             PERU -- 0.3%
      3,862  Sociedad Minera Cerro Verde
                S.A.A. (c)                          138,839
                                             --------------
             POLAND -- 4.9%
     47,149  KGHM Polska Miedz S.A. (b)           2,063,458
                                             --------------
             RUSSIA -- 4.7%
    120,433  MMC Norilsk Nickel OJSC, ADR
                (b) (c)                           1,999,413
                                             --------------
             SOUTH AFRICA -- 1.5%
     40,951  Palabora Mining Co., Ltd. (b)          645,477
                                             --------------
             TURKEY -- 1.8%
    275,517  Park Elektrik Madencilik Tekstil
                Sanayi ve Ticaret A.S. (b)          763,983
                                             --------------
             UNITED KINGDOM -- 26.2%
    150,209  Antofagasta PLC (b)                  2,569,449
    170,412  Kazakhmys PLC (b)                    1,932,103
     54,979  Rio Tinto PLC, ADR                   2,628,546
    128,424  Vedanta Resources PLC (b)            1,840,765
    166,011  Xstrata PLC (b)                      2,087,318
                                             --------------
                                                 11,058,181
                                             --------------
             UNITED STATES -- 12.0%
     72,563  Freeport-McMoRan Copper & Gold,
                Inc.                              2,472,221
     82,459  Southern Copper Corp.                2,598,283
                                             --------------
                                                  5,070,504
                                             --------------


              DESCRIPTION                             VALUE
-----------------------------------------------------------

             TOTAL INVESTMENTS -- 98.9%      $   41,775,095
             (Cost $69,234,538) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 1.1%                   444,061
                                             --------------
             NET ASSETS -- 100.0%            $   42,219,156
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.
(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(c)   Non-income producing security.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,472 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,497,915.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           TOTAL
                         VALUE AT
INVESTMENTS              06/30/12     LEVEL 1      LEVEL 2     LEVEL 3
-----------------------------------------------------------------------
COMMON STOCKS:
     Australia          $ 2,569,530  $        --  $ 2,569,530  $     --
     Canada              14,851,877   14,851,877           --        --
     China                2,613,833           --    2,613,833        --
     Peru                   138,839      138,839           --        --
     Poland               2,063,458           --    2,063,458        --
     Russia               1,999,413           --    1,999,413        --
     South Africa           645,477           --      645,477        --
     Turkey                 763,983           --      763,983        --
     United Kingdom      11,058,181    2,628,546    8,429,635        --
     United States        5,070,504    5,070,504           --        --
                        -----------------------------------------------
Total Common Stocks     $41,775,095  $22,689,766  $19,085,329  $     --
                        ===============================================


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

JUNE 30, 2012 (UNAUDITED)


                                         % OF
INDUSTRY                              NET ASSETS
--------------------------------------------------
Metals & Mining                          98.9%
--------------------------------------------------

TOTAL INVESTMENTS                        98.9
NET OTHER ASSETS AND LIABILITIES          1.1
                                        ------
TOTAL                                   100.0%
                                        ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 95.8%
             BERMUDA -- 4.6%
    336,560  Aquarius Platinum Ltd. (b)      $      241,287
    434,155  Nkwe Platinum Ltd. (b) (c)              54,070
    333,014  Sylvania Platinum Ltd. (b) (c)          72,600
                                             --------------
                                                    367,957
                                             --------------
             CANADA -- 21.3%
    237,747  Atlatsa Resources Corp. (c)             38,753
  1,542,516  Eastern Platinum Ltd. (c)              325,745
    274,074  Noront Resources Ltd. (c)              130,563
    273,158  North American Palladium Ltd. (c)      554,511
    359,079  Platinum Group Metals Ltd. (c)         299,791
    446,653  PolyMet Mining Corp. (c)               375,188
                                             --------------
                                                  1,724,551
                                             --------------
             CHINA -- 4.8%
  1,890,659  Xinjiang Xinxin Mining Industry
                Co., Ltd., Class H (b)              387,166
                                             --------------
             GUERNSEY -- 0.5%
      4,526  Zimplats Holdings Ltd. (b) (c)          42,587
                                             --------------
             HONG KONG -- 4.9%
    926,127  Minmetals Resources Ltd. (b) (c)       391,247
                                             --------------
             JAPAN -- 6.5%
     13,200  Furuya Metal Co., Ltd. (b)             525,429
                                             --------------
             RUSSIA -- 7.6%
     37,196  MMC Norilsk Nickel OJSC, ADR (b)
               (c)                                  617,523
                                             --------------
             SOUTH AFRICA -- 28.9%
     19,564  African Rainbow Minerals Ltd. (b)      398,735
      9,610  Anglo American Platinum Ltd. (b)       572,343
     35,273  Impala Platinum Holdings Ltd. (b)      585,705
    111,311  Northam Platinum Ltd. (b)              318,381
     59,210  Royal Bafokeng Platinum Ltd. (b)
                (c)                                 388,302
    703,412  Wesizwe Platinum Ltd. (c)               74,859
                                             --------------
                                                  2,338,325
                                             --------------
             UNITED KINGDOM -- 12.3%
     11,283  Johnson Matthey PLC (b)                391,292
     49,640  Lonmin PLC (b)                         603,847
                                             --------------
                                                    995,139
                                             --------------
             UNITED STATES -- 4.4%
     41,142  Stillwater Mining Co. (c)              351,353
                                             --------------

             TOTAL INVESTMENTS -- 95.8%           7,741,277
             (Cost $12,711,458) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 4.2%                   341,862
                                             --------------
             NET ASSETS -- 100.0%            $    8,083,139
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.
(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(c)   Non-income producing security.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $53,250 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,023,431.

ADR - American Depositary Receipt



----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           TOTAL
                         VALUE AT
INVESTMENTS              06/30/12     LEVEL 1      LEVEL 2     LEVEL 3
-----------------------------------------------------------------------
COMMON STOCKS:
     Bermuda            $   367,957  $        --  $   367,957  $     --
     Canada               1,724,551    1,724,551           --        --
     China                  387,166           --      387,166        --
     Guernsey                42,587           --       42,587        --
     Hong Kong              391,247           --      391,247        --
     Japan                  525,429           --      525,429        --
     Russia                 617,523           --      617,523        --
     South Africa         2,338,325       74,859    2,263,466        --
     United Kingdom         995,139           --      995,139        --
     United States          351,353      351,353           --        --
                        -----------------------------------------------
Total Common Stocks     $ 7,741,277  $ 2,150,763   $5,590,514  $     --
                        ===============================================



                                         % OF
INDUSTRY                              NET ASSETS
--------------------------------------------------
Metals & Mining                             84.4%
Semiconductors & Semiconductor
     Equipment                               6.5
Chemicals                                    4.9
--------------------------------------------------
TOTAL INVESTMENTS                           95.8
NET OTHER ASSETS AND LIABILITIES             4.2
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.3%
             BRAZIL -- 24.2%
     27,972  Banco Bradesco S.A., ADR        $      415,944
     43,762  Banco do Brasil S.A.                   423,784
     53,168  Banco Santander Brasil S.A., ADR       412,052
     81,739  BM&F BOVESPA S.A.                      412,256
     25,880  BRF-Brasil Foods S.A.                  389,778
     53,573  CCR S.A.                               434,505
     11,207  Cia Brasileira de Distribuicao
                Grupo PAO de Acucar, Class
                Preference                          442,756
     14,884  Cielo S.A.                             435,367
     11,100  Companhia de Bebidas das
                Americas, ADR                       425,463
     23,536  Companhia Energetica de Minas
                Gerais, ADR                         433,533
     66,978  Companhia Siderurgica Nacional
                S.A., ADR                           379,765
     15,063  Embraer S.A., ADR                      399,621
     50,010  Gerdau S.A., ADR                       438,088
     29,137  Itau Unibanco Holding S.A., ADR        405,587
     97,916  Itausa-Investimentos Itau S.A.,
                Class Preference                    411,944
     19,336  Natura Cosmeticos S.A.                 445,734
     82,948  OGX Petroleo e Gas Participacoes
                S.A. (b)                            227,142
    109,947  Oi S.A. Class Preference               452,707
     21,147  Petroleo Brasileiro S.A., ADR          396,929
     26,408  Redecard S.A.                          431,916
     31,537  Souza Cruz S.A.                        458,178
     17,527  Telefonica Brasil S.A., ADR            433,618
     16,451  Tim Participacoes S.A., ADR            451,745
    109,375  Usinas Siderurgicas de Minas
                Gerais S.A., Class Preference       348,519
     21,899  Vale S.A., ADR                         434,695
                                             --------------
                                                 10,341,626
                                             --------------
             CAYMAN ISLANDS -- 2.8%
      3,401  Baidu, Inc., ADR (b)                   391,047
      7,677  SINA Corp. (b)                         397,745
     14,499  Tencent Holdings Ltd. (c)              428,174
                                             --------------
                                                  1,216,966
                                             --------------
             CHINA -- 20.9%
  1,053,169  Agricultural Bank of China Ltd.,
                Class H (c)                         426,549
    147,140  Anhui Conch Cement Co., Ltd.,
                Class H (c)                         404,851
  1,159,946  Bank of China Ltd., Class H (c)        445,564
    655,670  Bank of Communications Co.,
                Ltd., Class H (c)                   445,019
    487,540  China Coal Energy Co., Class H
                (c)                                 404,792


SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             CHINA (CONTINUED)
    606,620  China Construction Bank Corp.,
                Class H (c)                  $      419,098
    181,411  China Life Insurance Co., Ltd.,
                Class H (c)                         477,747
    227,429  China Merchants Bank Co., Ltd.,
                Class H (c)                         431,226
    450,000  China Minsheng Banking Corp.,
                Ltd., Class H (c)                   402,961
    359,715  China National Building Material
                Co., Ltd., Class H (c)              392,996
    141,591  China Pacific Insurance Group
                Co., Ltd., Class H (c)              462,065
    452,883  China Petroleum & Chemical
                Corp., Class H (c)                  404,754
    127,033  China Shenhua Energy Co., Ltd.,
                Class H (c)                         449,482
    941,662  China Telecom Corp., Ltd., Class
                H (c)                               413,338
    243,577  Dongfeng Motor Group Co., Ltd.,
                Class H (c)                         380,724
    751,692  Industrial & Commercial Bank of
                China, Class H (c)                  421,390
    197,772  Jiangxi Copper Co., Ltd., Class
                H (c)                               440,353
    317,106  PetroChina Co., Ltd., Class H
                (c)                                 410,418
     55,959  Ping An Insurance (Group) Co. of
                China Ltd., Class H (c)             452,477
    270,868  Yanzhou Coal Mining Co., Ltd.,
                Class H (c)                         426,854
    318,800  Moomlion Heavy Industry Science
               and Technology Co. Ltd.,
                Class H (c)                         410,037
                                             --------------
                                                  8,922,695
                                             --------------
             HONG KONG -- 1.1%
    227,046  CNOOC Ltd. (c)                         457,752
                                             --------------

             INDIA -- 23.0%
     42,750  Axis Bank Ltd., GDR (c)                797,182
     27,247  Dr. Reddy's Laboratories Ltd.,
                ADR                                 808,691
     26,238  HDFC Bank Ltd., ADR                    855,359
     26,290  ICICI Bank Ltd., ADR                   852,059
     18,190  Infosys Ltd., ADR                      819,641
     34,082  Larsen & Toubro Ltd., GDR (c)          870,636
     65,089  Mahindra & Mahindra Ltd., GDR
                (c)                                 789,585
     30,623  Reliance Industries Ltd., GDR
                (c)                                 815,105
     10,172  State Bank of India, GDR (c)           791,291
    108,839  Sterlite Industries (India)
                Ltd., ADR                           825,000
     36,614  Tata Motors Ltd., ADR                  804,043


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             INDIA (CONTINUED)
     89,150  Wipro Ltd., ADR                 $      818,397
                                             --------------
                                                  9,846,989
                                             --------------
             MAURITIUS -- 2.0%
     52,545  MakeMyTrip Ltd. (b)                    863,314
                                             --------------

             SOUTH KOREA -- 25.3%
     15,249  Celltrion, Inc. (c)                    407,671
     12,970  Hana Financial Group, Inc. (c)         414,627
      2,136  Honam Petrochemical Corp. (c)          448,957
      1,851  Hyundai Heavy Industries Co.,
                Ltd. (c)                            422,359
      1,813  Hyundai Mobis (c)                      439,464
      2,050  Hyundai Motor Co. (c)                  420,854
      5,639  Hyundai Steel Co. (c)                  419,793
     12,825  KB Financial Group, Inc. (c)           418,953
      6,298  Kia Motors Corp. (c)                   415,099
      1,796  LG Chem Ltd. (c)                       464,940
     22,190  LG Display Co., Ltd. (b) (c)           418,934
      7,216  LG Electronics, Inc. (c)               388,817
      1,809  NCsoft Corp. (c)                       433,979
      1,947  NHN Corp. (c)                          427,044
      2,519  OCI Co., Ltd. (c)                      504,122
      1,309  POSCO (c)                              419,079
      7,624  Samsung C&T Corp. (c)                  440,333
      4,777  Samsung Electro-Mechanics Co.,
                Ltd. (c)                            447,534
        389  Samsung Electronics Co., Ltd.
                (c)                                 411,946
     13,660  Samsung Heavy Industries Co.
                Ltd. (c)                            452,364
      3,244  Samsung SDI Co., Ltd. (c)              434,461
     12,309  Shinhan Financial Group Co.,
                Ltd. (c)                            431,524
     22,290  SK Hynix, Inc. (b) (c)                 470,677
      3,619  SK Innovation Co., Ltd. (c)            443,355
      5,335  S-Oil Corp. (c)                        430,209
                                             --------------
                                                 10,827,095
                                             --------------

             TOTAL INVESTMENTS -- 99.3%          42,476,437
             (Cost $51,218,604) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.7%                   308,531
                                             --------------
             NET ASSETS -- 100.0%            $   42,784,968
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.
(b)   Non-income producing security.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,773,676 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,515,843.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           TOTAL
                         VALUE AT
INVESTMENTS              06/30/12     LEVEL 1      LEVEL 2     LEVEL 3
-----------------------------------------------------------------------
COMMON STOCKS:
     Brazil             $10,341,626  $10,341,626  $        --  $     --
     Cayman Islands       1,216,966      788,792      428,174        --
     China                8,922,695           --    8,922,695        --
     Hong Kong              457,752           --      457,752        --
     India                9,846,989    5,783,190    4,063,799        --
     Mauritius              863,314      863,314           --        --
     South Korea         10,827,095           --   10,827,095        --
                        -----------------------------------------------
Total Common Stocks     $42,476,437  $17,776,922  $24,699,515  $     --
                        ===============================================


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

JUNE 30, 2012 (UNAUDITED)



                                         % OF
INDUSTRY                              NET ASSETS
--------------------------------------------------
Commercial Banks                          22.7%
Oil, Gas & Consumable Fuels               11.3
Metals & Mining                            8.6
Automobiles                                6.6
IT Services                                5.8
Internet Software & Services               3.8
Chemicals                                  3.3
Insurance                                  3.3
Diversified Telecommunication
     Services                              3.1
Machinery                                  3.1
Electronic Equipment, Instruments
     & Components                          3.0
Pharmaceuticals                            2.8
Semiconductors & Semiconductor
     Equipment                             2.1
Construction & Engineering                 2.0
Internet & Catalog Retail                  2.0
Construction Materials                     1.9
Tobacco                                    1.1
Wireless Telecommunication
     Services                              1.1
Auto Components                            1.0
Beverages                                  1.0
Diversified Financial Services             1.0
Electric Utilities                         1.0
Food & Staples Retailing                   1.0
Personal Products                          1.0
Software                                   1.0
Trading Companies & Distributors           1.0
Transportation Infrastructure              1.0
Aerospace & Defense                        0.9
Food Products                              0.9
Household Durables                         0.9
--------------------------------------------------
TOTAL INVESTMENTS                         99.3
NET OTHER ASSET AND LIABILITIES            0.7
                                         ------
TOTAL                                    100.0%
                                         ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             BERMUDA -- 1.2%
     13,366  Marvell Technology Group Ltd.   $      150,768
                                             --------------
             CANADA -- 4.7%
     46,299  Celestica, Inc. (b)                    336,131
     33,872  Research In Motion Ltd. (b)            250,314
                                             --------------
                                                    586,445
                                             --------------
             CAYMAN ISLANDS -- 2.6%
    889,449  Foxconn International Holdings
                Ltd. (b) (c)                        324,940
                                             --------------
             CHINA -- 2.7%
     84,927  BYD Co., Ltd., Class H (b) (c)         162,905
     91,236  ZTE Corp., Class H (c)                 177,960
                                             --------------
                                                    340,865
                                             --------------
             FINLAND -- 2.0%
    121,374  Nokia Oyj, ADR                         251,244
                                             --------------
             FRANCE -- 2.8%
    107,267  Alcatel-Lucent, ADR (b)                174,845
      5,979  France Telecom S.A. (c)                 78,615
      4,741  Vivendi S.A. (c)                        88,092
                                             --------------
                                                    341,552
                                             --------------
             GERMANY -- 0.7%
      7,966  Deutsche Telekom AG (c)                 87,303
                                             --------------
             GUERNSEY -- 1.4%
      5,812  Amdocs Ltd. (b)                        172,733
                                             --------------
             HONG KONG -- 1.3%
      7,809  China Mobile Ltd. (c)                   85,723
     58,522  China Unicom (Hong Kong) Ltd.
                (c)                                  73,590
                                             --------------
                                                    159,313
                                             --------------
             ITALY -- 0.7%
     88,854  Telecom Italia S.p.A (c)                87,801
                                             --------------
             JAPAN -- 9.4%
         13  KDDI Corp. (c)                          83,862
      4,200  KYOCERA Corp. (c)                      363,468
         49  NTT DOCOMO, Inc. (c)                    81,536
      2,400  SOFTBANK Corp. (c)                      89,337
     26,300  SONY Corp. (c)                         376,070
     46,000  TOSHIBA Corp. (c)                      175,093
                                             --------------
                                                  1,169,366
                                             --------------
             NETHERLANDS -- 3.0%
      2,685  Gemalto N.V. (c)                       192,846
     32,978  STMicroelectronics N.V. (c)            179,456
                                             --------------
                                                    372,302
                                             --------------
             RUSSIA -- 0.6%
      4,389  Mobile TeleSystems, ADR                 75,491
                                             --------------


SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             SINGAPORE -- 4.1%
      5,137  Avago Technologies Ltd.         $      184,418
     52,644  Flextronics International Ltd.
                (b)                                 326,393
                                             --------------
                                                    510,811
                                             --------------
             SOUTH KOREA -- 6.4%
      6,239  KT Corp., ADR                           82,230
      6,396  LG Electronics, Inc. (c)               344,633
        343  Samsung Electronics Co., Ltd.
                (c)                                 363,233
                                             --------------
                                                    790,096
                                             --------------
             SPAIN -- 0.7%
      6,472  Telefonica S.A. (c)                     85,194
                                             --------------
             SWEDEN -- 1.5%
     20,111  Telefonaktiebolaget LM Ericsson,
                Class B (c)                         184,010
                                             --------------
             TAIWAN -- 10.8%
    288,143  Compal Communications, Inc. (c)        305,144
     25,763  HTC Corp. (c)                          340,150
  1,062,968  Inventec Co. (c)                       346,264
    288,143  Wistron Corp. (c)                      355,690
                                             --------------
                                                  1,347,248
                                             --------------
             UNITED KINGDOM -- 2.1%
      7,258  ARM Holdings PLC, ADR                  172,668
     29,741  Vodafone Group PLC (c)                  83,594
                                             --------------
                                                    256,262
                                             --------------
             UNITED STATES -- 41.1%
      4,262  Agilent Technologies, Inc.             167,241
      5,017  Altera Corp.                           169,775
      4,541  Analog Devices, Inc.                   171,060
        611  Apple, Inc. (b)                        356,824
      2,248  AT&T, Inc.                              80,164
     25,184  Benchmark Electronics, Inc. (b)        351,317
      4,953  Broadcom Corp., Class A                167,411
      9,181  CEVA, Inc. (b)                         161,677
     12,202  Ciena Corp. (b)                        199,747
      3,098  Crown Castle International Corp.
                (b)                                 181,729
        292  Google, Inc., Class A (b)              169,380
     14,636  InvenSense, Inc. (b)                   165,387
      6,539  Maxim Integrated Products, Inc.        167,660
     29,424  Micron Technology, Inc. (b)            185,665
      3,445  Motorola Solutions, Inc.               165,739
     11,672  OmniVision Technologies, Inc.
                (b)                                 155,938
      2,900  QUALCOMM, Inc.                         161,472
     40,938  RF Micro Devices, Inc. (b)             173,987
     47,819  Sanmina-SCI Corp. (b)                  391,638
      3,231  SBA Communications Corp., Class
                A (b)                               184,329
      5,966  Skyworks Solutions, Inc. (b)           163,289


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
     28,559  Sprint Nextel Corp. (b)         $       93,102
      6,051  Synaptics, Inc. (b)                    173,240
     46,561  Tellabs, Inc.                          155,048
      5,924  Texas Instruments, Inc.                169,960
     31,270  TriQuint Semiconductor, Inc. (b)       171,985
      1,860  Verizon Communications, Inc.            82,658
      5,218  Xilinx, Inc.                           175,168
                                             --------------
                                                  5,112,590
                                             --------------

             TOTAL INVESTMENTS -- 99.8%          12,406,334
             (Cost $15,663,094) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.2%                    23,768
                                             --------------
             NET ASSETS -- 100.0%            $   12,430,102
                                             ==============

(a) Portfolio securities are categorized based upon their country of incorporation.
(b)   Non-income producing security.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $511,649 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,768,409.

ADR - American Depositary Receipt

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           TOTAL
                         VALUE AT
INVESTMENTS              06/30/12     LEVEL 1      LEVEL 2     LEVEL 3
-----------------------------------------------------------------------
COMMON STOCKS:
     Bermuda            $   150,768  $   150,768  $        --  $     --
     Canada                 586,445      586,445           --        --
     Cayman Islands         324,940           --      324,940        --
     China                  340,865           --      340,865        --
     Finland                251,244      251,244           --        --
     France                 341,552      174,845      166,707        --
     Germany                 87,303           --       87,303        --
     Guernsey               172,733      172,733           --        --
     Hong Kong              159,313           --      159,313        --
     Italy                   87,801           --       87,801        --
     Japan                1,169,366           --    1,169,366        --
     Netherlands            372,302           --      372,302        --
     Russia                  75,491       75,491           --        --
     Singapore              510,811      510,811           --        --
     South Korea            790,096       82,230      707,866        --
     Spain                   85,194           --       85,194        --
     Sweden                 184,010           --      184,010        --
     Taiwan               1,347,248           --    1,347,248        --
     United Kingdom         256,262      172,668       83,594        --
     United States        5,112,590    5,112,590           --        --
                        -----------------------------------------------
Total Common Stocks     $12,406,334  $ 7,289,825  $ 5,116,509  $     --
                        ===============================================



                                         % OF
INDUSTRY                              NET ASSETS
--------------------------------------------------
Semiconductors & Semiconductor           24.8%
     Equipment
Communications Equipment                 19.0
Electronic Equipment, Instruments
     & Components                        18.2
Computers & Peripherals                  12.9
Wireless Telecommunication
     Services                             7.7
Diversified Telecommunication
     Services                             6.0
Household Durables                        5.8
Internet Software & Services              1.4
IT Services                               1.4
Automobiles                               1.3
Life Sciences Tools & Services            1.3
--------------------------------------------------
TOTAL INVESTMENTS                        99.8
NET OTHER ASSET AND LIABILITIES           0.2
                                        ------
TOTAL                                   100.0%
                                        ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             BERMUDA -- 1.4%
     77,704  Brilliance China Automotive
                Holdings Ltd. (b) (c)        $       68,676
                                             --------------
             CAYMAN ISLANDS -- 0.9%
    115,000  Geely Automobile Holdings
                Ltd. (b)                             40,784
                                             --------------
             CHINA -- 4.3%
     28,000  AviChina Industry & Technology
                Co., Ltd., Class H (b)                9,321
     18,500  BYD Co., Ltd., Class H (b) (c)          35,486
     25,872  Dongfeng Motor Group Co., Ltd.,
                Class H (b)                          40,440
     31,712  Great Wall Motor Co., Ltd.,
                Class H (b)                          63,936
     68,633  Guangzhou Automobile Group Co.,
                Ltd., Class H (b) (c)                57,699
                                             --------------
                                                    206,882
                                             --------------
             FRANCE -- 5.5%
      8,206  Peugeot S.A. (b) (c)                    80,928
      4,668  Renault S.A. (b)                       186,405
                                             --------------
                                                    267,333
                                             --------------
             GERMANY -- 15.6%
      2,589  Bayerische Motoren Werke AG (b)        187,361
      8,452  Daimler AG (b)                         379,829
      3,815  Porsche Automobil Holding SE,
                Class Preference (b)                189,772
                                             --------------
                                                    756,962
                                             --------------
             ITALY -- 3.3%
     28,915  Fiat S.p.A (b) (c)                     145,784
      5,732  Piaggio & C. S.p.A (b)                  14,347
                                             --------------
                                                    160,131
                                             --------------
             JAPAN -- 37.0%
      5,000  Daihatsu Motor Co., Ltd. (b)            87,536
     18,000  Fuji Heavy Industries Ltd. (b)         145,837
     12,200  Honda Motor Co., Ltd. (b)              425,726
     92,000  Mazda Motor Corp. (b) (c)              125,281
    128,000  Mitsubishi Motors Corp. (b) (c)        129,074
     20,200  Nissan Motor Co., Ltd. (b)             191,814
      1,000  Nissan Shatai Co., Ltd. (b)             10,643
      9,400  Suzuki Motor Corp. (b)                 193,009
     10,100  Toyota Motor Corp. (b)                 407,658
      8,100  Yamaha Motor Co., Ltd. (b)              77,562
                                             --------------
                                                  1,794,140
                                             --------------
             MALAYSIA -- 1.6%
     27,000  UMW Holdings Berhad (b)                 78,102
                                             --------------
             SOUTH KOREA -- 12.3%
      1,892  Hyundai Motor Co. (b)                  388,417
      2,878  Kia Motors Corp. (b)                   189,688


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
             SOUTH KOREA (CONTINUED)
      3,760  Ssangyong Motor Co. (b) (c)     $       18,482
                                             --------------
                                                    596,587
                                             --------------
             TAIWAN -- 2.1%
     21,337  China Motor Corp. (b)                   19,531
     27,638  Sanyang Industrial Co., Ltd.
               (b) (c)                               18,009
     36,373  Yulon Motor Co., Ltd. (b)               64,600
                                             --------------
                                                    102,140
                                             --------------
             UNITED STATES -- 15.8%
     37,041  Ford Motor Co.                         355,223
      8,810  General Motors Co. (c)                 173,733
      4,059  Harley-Davidson, Inc.                  185,618
      1,622  Tesla Motors, Inc. (c)                  50,753
                                             --------------
                                                    765,327
                                             --------------

             TOTAL INVESTMENTS -- 99.8%           4,837,064
             (Cost $5,753,610) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.2%                    11,914
                                             --------------
             NET ASSETS -- 100.0%            $    4,848,978
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.
(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(c)   Non-income producing security.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $78,345 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $994,891.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

JUNE 30, 2012 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                           TOTAL
                         VALUE AT
INVESTMENTS              06/30/12     LEVEL 1      LEVEL 2     LEVEL 3
-----------------------------------------------------------------------
COMMON STOCKS:
     Bermuda            $    68,676  $        --  $    68,676  $     --
     Cayman Islands          40,784           --       40,784        --
     China                  206,882           --      206,882        --
     France                 267,333           --      267,333        --
     Germany                756,962           --      756,962        --
     Italy                  160,131           --      160,131        --
     Japan                1,794,140           --    1,794,140        --
     Malaysia                78,102           --       78,102        --
     South Korea            596,587           --      596,587        --
     Taiwan                 102,140           --      102,140        --
     United States          765,327      765,327           --        --
                        -----------------------------------------------
Total Common Stocks     $ 4,837,064  $   765,327  $ 4,071,737  $     --
                        ===============================================



                                         % OF
INDUSTRY                              NET ASSETS
--------------------------------------------------
Automobiles                               99.4%
Aerospace & Defense                        0.2
Auto Components                            0.2
--------------------------------------------------
TOTAL INVESTMENTS                         99.8
NET OTHER ASSET AND LIABILITIES            0.2
                                         ------
TOTAL                                    100.0%
                                         ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 3.3%
     49,013  Open Text Corp. (b)             $    2,445,749
                                             --------------
             GERMANY -- 3.2%
     39,939  SAP AG, ADR                          2,370,779
                                             --------------
             INDIA -- 0.9%
     70,476  Wipro Ltd., ADR                        646,970
                                             --------------
             ISRAEL -- 0.8%
     11,687  Check Point Software Technologies
                Ltd. (b)                            579,558
                                             --------------
             UNITED STATES -- 91.8%
     98,109  Acme Packet, Inc. (b)                1,829,733
     53,021  Activision Blizzard, Inc.              635,722
     19,818  Adobe Systems, Inc. (b)                641,509
     75,992  Akamai Technologies, Inc. (b)        2,412,746
     10,476  Amazon.com, Inc. (b)                 2,392,195
      3,129  Apple, Inc. (b)                      1,827,336
    163,726  Aruba Networks, Inc. (b)             2,464,076
     14,353  BMC Software, Inc. (b)                 612,586
    155,390  Brightcove, Inc. (b)                 2,369,698
     24,627  CA, Inc.                               667,145
    136,813  Cisco Systems, Inc.                  2,349,079
     92,893  EMC Corp. (b)                        2,380,848
     13,703  Equinix, Inc. (b)                    2,406,932
     22,352  F5 Networks, Inc. (b)                2,225,365
     29,310  Financial Engines, Inc. (b)            628,700
      3,943  Google, Inc., Class A (b)            2,287,216
     81,399  Hewlett-Packard Co.                  1,636,934
     54,009  Informatica Corp. (b)                2,287,821
      9,306  International Business Machines
                Corp.                             1,820,068
     11,004  Intuit, Inc.                           653,087
     19,170  Iron Mountain, Inc.                    631,843
     26,081  j2 Global, Inc.                        689,060
    135,517  Juniper Networks, Inc. (b)           2,210,282
     61,248  Microsoft Corp.                      1,873,576
     75,466  NetApp, Inc. (b)                     2,401,328
     34,870  Netflix, Inc. (b)                    2,387,549
     29,615  NetScout Systems, Inc. (b)             639,388
     48,586  NetSuite, Inc. (b)                   2,661,055
     23,214  OPNET Technologies, Inc.               617,260
     84,274  Oracle Corp.                         2,502,938
     56,918  Polycom, Inc. (b)                      598,777
     50,394  Rackspace Hosting, Inc. (b)          2,214,312
     41,049  Red Hat, Inc. (b)                    2,318,448
     16,770  Salesforce.com, Inc. (b)             2,318,620
     33,337  Teradata Corp. (b)                   2,400,597
     85,279  TIBCO Software, Inc. (b)             2,551,548
     24,402  VMware, Inc., Class A (b)            2,221,558
    378,329  Zynga, Inc., Class A (b)             2,058,110
                                             --------------
                                                 67,825,045
                                             --------------


             DESCRIPTION                              VALUE
-----------------------------------------------------------

             TOTAL INVESTMENTS -- 100.0%     $   73,868,101
             (Cost $79,464,227) (c)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (18,435)
                                             --------------
             NET ASSETS -- 100.0%            $   73,849,666
                                             ==============


(a) Portfolio securities are categorized based upon their country of incorporation.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,749,625 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,345,751.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $73,868,101      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.



                                         % OF
INDUSTRY                              NET ASSETS
--------------------------------------------------
Software                                  38.2%
Internet Software & Services              20.1
Communications Equipment                  15.8
Computers & Peripherals                   11.2
IT Services                                6.6
Internet & Catalog Retail                  6.5
Capital Markets                            0.8
Commercial Services & Supplies             0.8
--------------------------------------------------
TOTAL INVESTMENTS                        100.0
NET OTHER ASSETS AND LIABILITIES           0.0
                                         ------
TOTAL                                    100.0%
                                         ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds (each a "Fund" and collectively, the "Funds"):

     First Trust STOXX(R) European Select Dividend Index Fund - (Listed and
        traded on the NYSE Arca, Inc. ("NYSE Arca") under the ticker "FDD") First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
        (Listed and traded on the NYSE Arca under the ticker "FFR")
     First Trust Dow Jones Global Select Dividend Index Fund - (Listed and
        traded on the NYSE Arca under the ticker "FGD")
     First Trust ISE Global Wind Energy Index Fund - (Listed and traded on the
        NYSE Arca under the ticker "FAN")
     First Trust ISE Global Engineering and Construction Index Fund - (Listed
        and traded on the NYSE Arca under the ticker "FLM")
     First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
        (Listed and traded on the NASDAQ Stock Market, Inc. ("NASDAQ") under the ticker "GRID")
     First Trust ISE Global Copper Index Fund - (Listed and traded on the NASDAQ under the ticker "CU")
     First Trust ISE Global Platinum Index Fund - (Listed and traded on the
        NASDAQ under the ticker "PLTM")
     First Trust BICK Index Fund - (Listed and traded on the NASDAQ under the ticker "BICK")
     First Trust NASDAQ CEA Smartphone Index Fund - (Listed and traded on the
        NASDAQ under the ticker "FONE")
     First Trust NASDAQ Global Auto Index Fund - (Listed and traded on the
        NASDAQ under the ticker "CARZ")
     First Trust ISE Cloud Computing Index Fund - (Listed and traded on the
        NASDAQ under the ticker "SKYY")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

       Portfolio securities listed on any exchange other than NASDAQ or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day,

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2012 (UNAUDITED)


       the securities are valued at the mean of the most recent bid and ask prices on such day.

       Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including the use of a factor provided by a pricing service in situations where there has been a change in value between the foreign markets close and the NYSE close that exceeds a certain threshold. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o  Quoted prices for similar investments in active markets.
            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2012 (UNAUDITED)


       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2012 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may effect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
JUNE 30, 2012 (UNAUDITED)


                             ADDITIONAL INFORMATION

"STOXX" and "STOXX(R) Europe Select Dividend 30 Index" are trademarks of STOXX(R) Limited and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and First Trust STOXX(R) European Select Dividend Index Fund. The Fund, based on the STOXX(R) Europe Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX and STOXX makes no representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

The Dow Jones Global Select Dividend Index(SM) is a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"), and has been licensed for use. "Dow Jones(R)", "Dow Jones Global Select Dividend Index(SM)", and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"), and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust. First Trust Dow Jones Global Select Dividend Index Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates and none of them makes any representation regarding the advisability of investing in such products.

International Securities Exchange, LLC(R), ISE, the ISE Global Wind Energy(TM) Index, the ISE Global Engineering and Construction(TM) Index, the ISE Global Copper(TM) Index, the ISE Global Platinum(TM) Index, the ISE BICK(TM) Index and the ISE Cloud Computing(TM) Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations". The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), NASDAQ OMX(R), Consumer Electronics Association, and NASDAQ OMX CEA Smartphone Index(SM) are trademarks of NASDAQ OMX and Consumer Electronics Association, (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. First Trust NASDAQ CEA Smartphone Index Fund has not been passed on by the Corporations as to its legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust. FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  First Trust Exchange-Traded Fund II
                ----------------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 20, 2012
     ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 20, 2012
     ------------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  August 20, 2012
     ------------------------

* Print the name and title of each signing officer under his or her signature.